Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 199	$ 27
Charge	(369)	(53)	$ (5)
Property, plant and equipment at end of period	2,206	199	27
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	199	27
Property, plant and equipment at end of period	1,672	199	27
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	21
Furniture and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	513
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	256	32	5
Additions	2,416	223	26
Foreign exchange on translation	(81)	1	1
Property, plant and equipment at end of period	2,591	256	32
Cost | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	256	32	5
Additions	1,810	223	26
Foreign exchange on translation	(47)	1	1
Property, plant and equipment at end of period	2,019	256	32
Cost | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Additions	25
Foreign exchange on translation	(2)
Property, plant and equipment at end of period	23
Cost | Furniture and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Additions	581
Foreign exchange on translation	(32)
Property, plant and equipment at end of period	549
Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(57)	(5)
Foreign exchange on translation	40	1
Charge	(368)	(53)	(5)
Property, plant and equipment at end of period	(385)	(57)	(5)
Depreciation | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(57)	(5)
Foreign exchange on translation	37	1
Charge	(327)	(53)	(5)
Property, plant and equipment at end of period	(347)	$ (57)	$ (5)
Depreciation | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Charge	(2)
Property, plant and equipment at end of period	(2)
Depreciation | Furniture and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Foreign exchange on translation	3
Charge	(39)
Property, plant and equipment at end of period	$ (36)